Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,334	$ 2,705	$ 5,075